Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue And Expenses [Line Items]
Current employee benefits	$ 239.2	$ 193.5
Profit-sharing plan expense	51.1	28.7
Share-based compensation	19.3	7.4
Employee share purchase plan	1.8	1.8
Defined benefit plans	4.4	0.8
Defined contribution plans	2.1	0.7
Past service cost	4.3	0.1
Other post-retirement employee benefits	7.5	0.0
Termination benefits	1.7	4.5
Employee benefits expense	331.4	237.5
Equity settled stock options [Member]
Revenue And Expenses [Line Items]
Share-based compensation	2.1	2.2
Cash-settled restricted share units [Member]
Revenue And Expenses [Line Items]
Share-based compensation	6.7	2.9
Cash-settled deferred share units [Member]
Revenue And Expenses [Line Items]
Share-based compensation	6.3	1.7
Cash-settled performance share units [Member]
Revenue And Expenses [Line Items]
Share-based compensation	$ 4.2	$ 0.6